RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2026
EBP France
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
On June 30, 2026, and 2025, the plan held 656,600 and 638,400 shares respectively, of common stock of the Procter & Gamble Company, the sponsoring employer with a cost basis of €102,332,314 and €101,281,311 respectively and a fair value of €130,345,726 and €134,927,478 respectively.
During the years ended June 30, 2026, 2025 and 2024, the Plan recorded dividend income from common stock of the Procter & Gamble Company of €1,680,728, €1,654,439 and €2,271,107 respectively.
During the years ended June 30, 2026, 2025 and 2024, the Plan’s investment in common stock of The Procter & Gamble Company, including gains and losses on investments bought and sold as well as held during the year (depreciated) appreciated in value by €(3,601,323), €(9,466,344), and €13,976,519 respectively.